CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net (loss) income	$ 13,047,584	$ 16,649,176	$ (221,090,508)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Long-lived assets impairment	1,622,588		158,424,827
Share-based compensation	3,687,951	$ 1,792,819	1,881,401
Inventory write-down	62,422	175,568	29,905,734
Allowance for doubtful accounts	(2,026,567)	(3,823,744)	5,482,019
Depreciation of property, plant and equipment	31,361,026	28,007,943	$ 52,250,595
Loss on disposal of Property Plant and Equipment	166,283	$ 314,728
Deferred tax assets	(626,965)		$ 1,415,502
Changes in operating assets and liabilities:
Accounts receivable	(10,399,283)	$ 4,775,333	12,431,119
Note receivables	36,898,166	(34,702,180)	(11,496,473)
Prepaid expenses and other current assets	30,465	10,217,835	29,616
Advances to suppliers	264,361	(513,373)	(122,753)
Inventories	(1,622,269)	484,562	(25,270,470)
Amount due from related parties	5,481,362	2,193,604	(6,853,965)
Prepaid land use rights	595,716	623,413	264,549
Other non-current assets	161,657	229,688	4,513,271
Accounts payable	1,452,811	(475,966)	5,349,428
Note payables	(14,733,475)	31,992,814	(19,760,436)
Accrued expenses and other current liabilities	59,045	$ 1,677,622	468,946
Income tax payable	940,732		(160,480)
Advances from customers	(2,051,000)	$ (13,813,120)	(4,254,342)
Amount due to related parties	2,178,445	(453,075)	(415,960)
Deferred government subsidies	(124,842)	266,082	482,563
Net cash (used in) provided by operating activities	66,426,213	45,619,729	(16,525,817)
Investing activities:
Purchases of property, plant and equipment	(81,364,037)	(77,028,755)	(32,504,507)
(Decrease)/Increase in restricted cash	2,121,603	$ (13,560,277)	$ 1,823,635
Proceeds from disposition of Nanjing Daqo	$ 5,110,085
Decrease in cash on deconsolidation of Daqo New Material			$ (15,241)
Net cash used in investing activities	$ (74,132,349)	$ (90,589,032)	(30,696,113)
Financing activities:
Proceeds from related parties loans	245,957,818	275,134,122	157,271,287
Repayment of related parties loans	(276,575,346)	(275,088,560)	(69,386,568)
Proceeds from bank borrowings	237,031,976	176,114,553	74,551,991
Repayment of bank borrowings	(220,611,404)	$ (186,549,888)	$ (113,745,197)
Purchase and retirement of treasury shares	(1,350,164)
Proceeds from options exercised	275,783	$ 37,080	$ 135,171
Proceeds from follow-on equity offering	30,030,000	58,000,000
Insurance cost for follow-on equity offering	(2,033,041)	(3,375,553)
Capital injection from noncontrolling shareholders	2,516,457
Net cash provided by financing activities	15,242,079	44,271,754	$ 48,826,684
Effect of exchange rate changes on cash and cash equivalents	(114,415)	(65,052)	(452,694)
Net increase (decrease) in cash and cash equivalents	7,421,528	(762,601)	1,152,060
Cash and cash equivalents at the beginning of the year	7,068,483	7,831,084	6,679,024
Cash and cash equivalents at the end of the year	14,490,011	7,068,483	7,831,084
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	13,284,899	$ 17,771,457	$ 19,657,071
Income taxes paid	2,726,825
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payables	52,523,129	$ 79,989,590	$ 51,766,695
Purchases of property, plant and equipment included in amounts due to related parties	$ 262,974	$ 5,651,053	$ 940,135